Stable Value Fund (Tables)	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments held by the Stable Value Fund	As of December 31, 2025, the investments held by the Stable Value Fund consist of:

(in thousands)
Synthetic guaranteed investment contracts	$179,200